Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	As of December 31, 2023 and 2022, accounts receivable, net consisted of the following.
	2023	2022
Accounts receivable	$2,279,593	$3,435,340
Less: allowance for credit losses	(160,855)	$(164,122)
Accounts receivable, net	$2,118,738	$3,271,218
Accounts receivable – related party, net	$-	$399,465
Non-current accounts receivable	$4,597,214	$4,209,546

Schedule of the Allowance for Credit Losses	The following table describes the movements in the allowance for credit losses during the years ended December 31, 2023 and 2022.
	2023	2022	2021
Balance at January 1	$164,122	$179,475	$298,224
Provision for (reversal of) doubtful accounts	1,084	(1,087)	(124,881)
Foreign exchange difference	(4,351)	(14,266)	6,132
Balance at December 31	$160,855	$164,122	$179,475